UNAUDITED INTERIM CONDENSED CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY - USD ($)	Common Stock [Member]	Subscription Receivable [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	AOCI Attributable to Parent [Member]	Noncontrolling Interest [Member]	Total	Unrestricted [Member]
Beginning balance, value at Dec. 31, 2023	$ 13	$ (1,184,676)	$ 83,383,062	$ (24,604,441)	$ (1,456)		$ 57,592,502
Beginning balance , shares at Dec. 31, 2023	1,342,999
Net loss attributable to Infobird Co., Ltd				(811,951)			(811,951)
Foreign currency translation adjustment					2,574		2,574
Received subscription receivable in January		1,184,676					1,184,676
Issued ordinary shares due to the commitment	$ 1		(1)
Issued ordinary shares due to commitment, shares	58,975
Issued ordinary shares under F3, net of issuance costs	$ 6		4,512,714				4,512,720
Issued ordinary shares under F3, net of issuance costs, shares	585,000
Ending balance, value at Jun. 30, 2024	$ 20		87,895,775	(25,416,392)	$ 1,118		62,480,521
Ending balance , shares at Jun. 30, 2024	1,986,974
Beginning balance, value at Dec. 31, 2024	$ 55		91,539,240	(63,634)		2,029,534	66,801,717	$ (26,703,478)
Beginning balance , shares at Dec. 31, 2024	5,456,974
Net loss attributable to Infobird Co., Ltd						(11,238)	(1,608,451)	(1,597,213)
Foreign currency translation adjustment				152,016		5,020	157,036
Convertible promissory notes convert to ordinary shares, net of issuance costs	$ 27		3,360,114				3,360,141
Convertible promissory notes convert to ordinary shares, net of issuance costs, Shares	2,731,600
Ending balance, value at Jun. 30, 2025	$ 82		$ 94,899,354	$ 88,382		$ 2,023,316	$ 68,710,443	$ (28,300,691)
Ending balance , shares at Jun. 30, 2025	8,188,574